INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Provision for Income Tax [Table Text Block]
	2013	2012	2011

Computed expected (benefit) income taxes	$(675,000)	$(782,000)	$(768,000)
Increase in valuation allowance	675,000	782,000	768,000
	$-	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2013	2012

Deferred income tax asset	$2,791,000	$2,116,000
Valuation allowance	(2,791,000)	(2,116,000)
	$-	$-